Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments
Schedule of the Group's investment balances

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Short-term investments
Held-to-maturity investments and term deposits	158,728	989,407	135,549
Trading debt securities	84,537	140,960	19,311
Equity securities measured at fair value	3,630	91,497	12,535
Investments held by consolidated investment funds measured at fair value	132,561	52,745	7,226
Total short-term investments	379,456	1,274,609	174,621
Long-term investments
Held-to-maturity investments and term deposits	100,000	229,891	31,495
Available-for-sale investments	—	31,536	4,320
Other long-term investments
- Investments measured at fair value	595,854	600,697	82,296
- Investments measured at cost less impairment
- Private equity funds products	20,367	17,714	2,427
- Other investments measured at cost less impairment	23,250	20,248	2,773
Total other long-term investments	639,471	638,659	87,496
Investments held by consolidated investment funds measured at fair value	71,013	71,013	9,729
Total long-term investments	810,484	971,099	133,040
Total investments	1,189,940	2,245,708	307,661